Share Based Compensation - Options (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Aggregate Intrinsic Value
Proceeds from exercise of options	$ 76			$ 10
Stock options | 2015 Equity Incentive Plan
Number of Shares
Outstanding, Beginning of the period	3,123,064	1,583,691	1,583,691
Granted	2,891,639		1,546,874
Exercised	(22,060)
Forfeited	(132,475)		(7,501)
Outstanding, End of the period	5,860,168		3,123,064	1,583,691
Options exercisable	1,575,324		843,454
Options unvested	4,284,844		2,279,610
Weighted Average Exercise Price
Outstanding, Beginning of the period	$ 2.75	$ 1.64	$ 1.64
Granted	17.11		3.90
Forfeited	5.16		3.75
Outstanding, End of the period	9.78		2.75	$ 1.64
Options exercisable	2.44		1.62
Options unvested	$ 12.48		$ 3.17
Weighted Average Remaining Contractual Term (in years)
Outstanding	8 years 9 months 22 days		8 years 9 months 26 days	9 years 1 month 6 days
Exercisable	7 years 8 months 19 days		8 years 26 days
Unvested	9 years 2 months 19 days		9 years 1 month 2 days
Aggregate Intrinsic Value
Outstanding	$ 96,055		$ 6,010	$ 356
Exercisable	36,330		2,580
Unvested	$ 59,725		$ 3,431
weighted-average grant-date fair value per share of options granted	$ 11.69	$ 2.53	$ 2.57	$ 1.16
Total fair value of options vested	$ 1,676	$ 351	$ 445	$ 402
Class A common shares | 2015 Equity Incentive Plan
Number of Shares
Exercised	(22,060)		0	(6,309)
Outstanding, End of the period	4,620,850
Aggregate Intrinsic Value
Intrinsic value of options exercised	$ 254			$ 2
Proceeds from exercise of options	$ 76			$ 10